United States
Securities and Exchange Commission
Washington, DC  20549

Form 13F

Form 13F Cover Page

Report for the Calendar Year or Quarter Ended:  March 31, 2003

Check here if Amendment [x]; Amendment Number:
This Amendment (Check only one.):	[] is a restatement.
					[x] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:		Steginsky Capital LLC
Address:	47 Hulfish Street
		Princeton NJ  08542

13F File Number:	   028-05811

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person signing this Report on Behalf of Reporting Manager:

Name:		Andrew Steginsky
Title:		Manager
Phone:		609 252-9980
Signature, Place, and Date of Signing:

	Andrew Steginsky	Princeton, NJ	May 2, 2003

Report Type (Check only one.):

[ X ] 13F Holdings report.

[   ] 13F Notice

[   ] 13F Combination report.

List of other managers reporting for this manager:


I am signing this report as required by the securities exchange act of 1934.



Form 13F Summary Page

Report Summary:	March 31, 2003

Number of Other included Managers:	0

Form 13F Information Table Entry Total:	7

Form 13F Information Table Value Total:	$86273
List of other included managers:
None

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMER INTL GROUP INC            Common           026874107    16816   340052 SH       SOLE                   340052
CINTAS                         Common           172908105    13483   409805 SH       SOLE                   409805
ILLINOIS TOOL WORKS            Common           452308109     7681   132089 SH       SOLE                   132089
INTEL CORP                     Common           458140100    14969   919496 SH       SOLE                   919496
NEWS CORP LTD                  Common           652487703     1928    74459 SH       SOLE                    74459
NEWS CORP LTD SPONS ADR REPTSG Common           652487802    15199   710572 SH       SOLE                   710572
PROGRESSIVE CORP    OHIO       Common           743315103    16197   273087 SH       SOLE                   273087